Loans - Changes in Allowances for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 34,098	$ 23,588
Provision increase (decrease)	(3,500)	8,312
Recoveries of previous charge-offs	1,671	1,638
Charge-offs	(4,166)	(7,554)
Other	(30)	273
Ending balance	28,073	34,098
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		7,841
Commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	11,609	7,281
Provision increase (decrease)	(431)	3,832
Recoveries of previous charge-offs	65	12
Charge-offs	(112)	(3,635)
Other	(5)	10
Ending balance	11,126	11,609
Commercial loans | Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		4,109
Commercial real estate loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2,104	1,496
Provision increase (decrease)	(936)	(418)
Recoveries of previous charge-offs	0	0
Charge-offs	0	0
Other	0	0
Ending balance	1,168	2,104
Commercial real estate loans | Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		1,026
Consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	4,476	1,502
Provision increase (decrease)	(1,552)	1,095
Recoveries of previous charge-offs	1,344	1,247
Charge-offs	(1,248)	(1,876)
Other	0	2
Ending balance	3,020	4,476
Consumer loans | Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		2,506
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	15,909	13,309
Provision increase (decrease)	(581)	3,803
Recoveries of previous charge-offs	262	379
Charge-offs	(2,806)	(2,043)
Other	(25)	261
Ending balance	$ 12,759	15,909
Residential mortgage loans | Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ 200